REDEEMABLE NONCONTROLLING INTERESTS - Disposal of subsidiaries (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
REDEEMABLE NONCONTROLLING INTERESTS
Beginning balance	¥ 700,000
Loss for the year	(141,896)
Increase in accretion of redeemable noncontrolling interests	141,896
Reversal due to extinguishment of put option	¥ (700,000)